Income Taxes - Tax Expense (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Income Taxes
Utilization of non-recognized tax losses offset against Danish Tonnage Tax expense	€ (13)
Total Income tax expense	€ (13)